Consolidated Statements of Shareholders’ Equity		no. of shares Class A HKD ($) shares		no. of shares Class A USD ($) shares		no. of shares Class B HKD ($) shares		no. of shares Class B USD ($) shares		Subscription receivable HKD ($)	Subscription receivable USD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings (accumulated deficit) HKD ($)	Retained earnings (accumulated deficit) USD ($)	Accumulated other comprehensive income (losses) HKD ($)	Accumulated other comprehensive income (losses) USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)			[1]				[1]			$ (31,196)		$ 5,031,196		$ 3,314,932		$ 7,728		$ 8,322,660
BALANCE at Dec. 31, 2021			[1]				[1]			(31,196)		5,031,196		3,314,932		7,728		8,322,660
BALANCE (in Shares) at Dec. 31, 2021 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
Net income (loss)			[1]				[1]							(12,278,299)				(12,278,299)
Foreign currency translation			[1]				[1]									(232,909)		(232,909)
BALANCE at Dec. 31, 2022			[1]				[1]			(31,196)		5,031,196		(8,963,367)		(225,181)		(4,188,548)
BALANCE (in Shares) at Dec. 31, 2022 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
BALANCE (in Dollars)			[1]				[1]			(31,196)		5,031,196		(8,963,367)		(225,181)		(4,188,548)
Net income (loss)			[1]				[1]							7,782,850				7,782,850
Foreign currency translation			[1]				[1]									(93,266)		(93,266)
Subscription received			[1]				[1]			31,196								31,196
BALANCE at Dec. 31, 2023			[1]				[1]					5,031,196		(1,180,517)		(318,447)		3,532,232
BALANCE (in Shares) at Dec. 31, 2023 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
BALANCE (in Dollars)			[1]				[1]					5,031,196		(1,180,517)		(318,447)		3,532,232
Net income (loss)			[1]				[1]							6,402,883				6,402,883	$ 824,295
Foreign currency translation			[1]				[1]									(31,962)		(31,962)
BALANCE at Dec. 31, 2024			[1]		[1]		[1]		[1]			5,031,196	$ 645,109	5,222,366	$ 671,390	(350,409)	$ (41,584)	9,903,153	1,274,915
BALANCE (in Shares) at Dec. 31, 2024 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
BALANCE (in Dollars)			[1]		[1]		[1]		[1]			$ 5,031,196	$ 645,109	$ 5,222,366	$ 671,390	$ (350,409)	$ (41,584)	$ 9,903,153	$ 1,274,915

[1]	Giving retroactive effect to the issuance of ordinary shares which is detailed in Note 1.